Financial instruments and risk management - Risk management (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
General payment terms	30 days
Trade accounts receivables | Geographic concentration risk | Western Canada
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	92.00%
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	23.00%
Customer A | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	13.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	22.00%
Customer B | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	21.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	14.00%
Customer C | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	8.00%
Customer D | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer E | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	10.00%